Organization and Basis of Presentation	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Basis of Presentation
1.	Organization and Basis of Presentation
EHang Holdings Limited (the ‘‘Company’’) was incorporated in the Cayman Islands on December 23, 2014 under the Cayman Islands Companies Law as an exempted company with limited liability. The Company through its consolidated subsidiaries, variable interest entity (the ‘‘VIE’’) and the subsidiaries of the VIE (collectively, the ‘‘Group’’) are principally engaged in the manufacturing, sales and operations of autonomous aerial vehicles.
On June 15, 2020, the Group established Yunfu EHang Intelligent Technology Limited (“EHang Yunfu”) (Note 13) as a subsidiary of the Group in the PRC mainly for the manufacturing of its passenger-grade Autonomous Aerial Vehicles (“AAVs”).
On March 11, 2021, the VIE established Guangdong EHang General Aviation Co., Ltd., as a subsidiary in the PRC mainly for providing operational flight services with AAVs in the future.
As of December 31, 2021, the Company’s major subsidiaries, VIE and the subsidiaries of the VIE are as follows:

Entities Subsidiaries:	Date of incorporation establishment	Place of incorporation establishment	Percentage of direct or indirect ownership		Principal activities
			Direct	Indirect
Ehfly Technology Limited (“Ehfly”)	December 5, 2014	Hong Kong	100%	—	Product sales investment holding
EHang Intelligent Equipment (Guangzhou) Co., Ltd. (“EHang Intelligent” or the “WFOE”)	October 15, 2015	PRC	100%	—	Research and development, manufacturing and product sales
EHang Yunfu	June 15, 2020	PRC	68.5%	—	Research and development, manufacturing and product sales
Variable Interest Entity
Guangzhou EHang Intelligent Technology Co., Ltd. (“EHang GZ” or the “VIE”)	August 8, 2014	PRC	—	100%	Research and development, manufacturing and product sales

Entities VIE’s Subsidiaries	Date of incorporation establishment	Place of incorporation establishment	Percentage of direct or indirect ownership			Principal activities
			Direct	Indirect
Guangdong EHang General Aviation Co., Ltd . (“EHang Aviation”)	March 11, 2021	PRC	—	100	%(a)	Operational flight services

(a)	EHang GZ and EHang Intelligent hold 51% and 49% equity interests in EHang Aviation, respectively.

The VIE agreements
The Group conducts all of its business in China through its subsidiaries, the VIE and the subsidiaries of the VIE in the PRC. Despite the lack of technical majority ownership, the Company has effective control of the VIE through a series of contractual arrangements (the “Contractual Agreements”) and a parent-subsidiary relationship exists between the Company and the VIE. As of December 31, 2019, the equity interests of the VIE were legally held by Mr. Huazhi Hu and Mr. Derrick Yifang Xiong (the “Former Shareholders”). For the year ended December 31, 2020, the Former Shareholders transferred their equity interests to Mr. Shuai Feng and Mr. Weixian Xia, both are the Group’s employees (the “Nominee Shareholders”). The Nominee Shareholders then signed the Contractual Agreements with terms essentially the same as the ones signed before. Through the Contractual Agreements, the Nominee Shareholders of the VIE effectively assigned all of their voting rights underlying their equity interests in the VIE to the WFOE, which is a wholly-owned entity by the Company; who further assigned the voting rights underlying their equity interests in the VIE to the Company. Therefore, the Company has the power to direct the activities of the VIE that most significantly impact their economic performance. The Company also has the right to receive economic benefits via the WFOE, and the obligation to absorb losses of the VIE, that potentially could be significant to the VIE. Based on the above, the Company consolidates the VIE in accordance with
ASC810-10,
Consolidation: Overall
.
The following is a summary of the Contractual Agreements among the Former Shareholders, the VIE and the WFOE, and then amended in 2020 to the Nominee Shareholders:
Loan Agreement
The WFOE has granted interest-free loans with an aggregate amount of RMB60,000 to the Nominee Shareholders of the VIE for the sole purpose of providing funds necessary for the capital injection of the VIE. The loans are repayable by such Nominee Shareholder through a transfer of their equity interests in the VIE to the WFOE, in proportion to the amount of the loans to be repaid.
Power of Attorney and Shareholders Voting Proxy
Pursuant to the Power of Attorney and Shareholders Voting Proxy entered into between the Nominee Shareholders, the VIE and the WFOE, the Nominee Shareholders authorized the WFOE to act on behalf of the Nominee Shareholders as exclusive agent and attorney with respect to all matters concerning the VIE’s equity interests, including but not limited to: (1) attend shareholders’ meetings of the VIE; (2) exercise all the shareholders’ rights, including voting rights; and (3) designate and appoint the senior management members of the VIE. The proxy is irrevocable and continuously valid from the date of execution. The WFOE is entitled to re-authorize
or assign its rights related to the equity interest to any other person or entity at its own discretion and without giving prior notice to the Nominee Shareholders or obtaining their consents. In 2019, the WFOE reassigned its rights under the Power of Attorney and Shareholders Voting Proxy to the Company, pursuant to the Commitment Letter below.
Exclusive Option Agreements
Pursuant to the Exclusive Option Agreements entered amongst the Nominee Shareholders, the VIE and WFOE, the Nominee Shareholders granted to WFOE or their designees an irrevocable and exclusive right to purchase all or part of the equity interests held by the Nominee Shareholders in the VIE at the WFOE’s sole discretion, to the extent permitted under the PRC laws, at an amount equal to the minimum consideration permitted under the applicable PRC law and administrative regulations. Any proceeds received by the Nominee Shareholders from the exercise of the options shall be remitted to the WFOE or its designated party, to the extent permitted under PRC laws. In addition, the VIE and the Nominee Shareholders have agreed that without prior written consent of the WFOE, they will not create any pledge or encumbrance on their equity interests in the VIE, or transfer or otherwise dispose of their equity interests in the VIE. The term of the agreement remains effective as long as each Nominee Shareholder remains a shareholder of the VIE. The WFOE may terminate the agreement at its sole discretion, whereas under no circumstances may the VIE or the Nominee Shareholders terminate the agreement.
Exclusive Consulting and Service Agreement
Pursuant to the Exclusive Consulting and Service Agreement between the WFOE and the VIE, the WFOE has the exclusive right to provide services to the VIE related to the VIE’s and the VIE’s subsidiaries’ business, including but not limited to the development, manufacturing and sales of intelligent aerial vehicles. In return, the VIE agrees to pay a service fee equal to 100% of the consolidated net profits of the VIE after the VIE turns cumulative profitable and after certain expenses. The WFOE has sole discretion in determining the service fee charged to the VIE under this agreement. Without the WFOE’s prior written consent, the VIE shall not, directly and indirectly, obtain the same or similar services as provided under this agreement from any third party. The WFOE will have the exclusive ownership of all intellectual property rights developed by performance of this agreement. The Exclusive Consulting and Service Agreement is valid for 10 years and renewable at the WFOE’s option. This agreement can be terminated by the WFOE with 30 days’
notice at any time but cannot be terminated by the VIE unless the WFOE is found to be in gross negligence.
Share Pledge Agreements
Pursuant to the Share Pledge Agreements entered amongst the WFOE and the Nominee Shareholders, the Nominee Shareholders pledged all of their equity interests in the VIE to the WFOE in favor of the WFOE to secure the VIE and their obligations under the various contractual agreements, including the Exclusive Consulting and Service Agreements and Exclusive Option Agreements described above. The WFOE shall have the right to collect dividends generated by the pledged equity interests during the term of the pledge. If the Nominee Shareholders breach their respective contractual obligations under the Share Pledge Agreements, the WFOE, as pledgee, will be entitled to rights, including the right to dispose of the pledged equity interests entirely or partially. The Nominee Shareholders of the VIE agree not to create any encumbrance on or otherwise transfer or dispose of their respective equity interests in the VIE, without the prior consent of the WFOE. The Share Pledge Agreements will remain effective until all the contractual obligations have been satisfied in full under all the agreements mentioned above. In March 2021, the Company has completed the registration of the share pledge with the relevant office of Administration for the Industry and Commerce in accordance with the PRC Property Rights Law.
Commitment Letter
Pursuant to the Commitment Letter, the WFOE irrevocably and unconditionally commits to execute its rights and obligations under the Power of Attorney and Shareholders Voting Proxy under the instruction of the Company. In addition, the Company is obligated and undertakes to provide unlimited financial support to the VIE, to the extent permissible under applicable PRC laws and regulations.
As of December 31, 2020, a judicial freeze was placed on the equity interests of the VIE in connection with an arbitration filed by a third party against Mr. Huazhi Hu, one of the Former Shareholders of the VIE. The arbitration arose from a financial dispute between the third party and Mr. Hu, and was unrelated to the Group. The third party did not have any claim against the VIE. The VIE was named as a party in the arbitration only because the third party regarded equity interests of the VIE as potential assets of Mr. Hu. The third party and Mr. Hu reached a settlement and as a result, in March 2021, the third party filed a petition with the court and the judicial freeze on the VIE’s equity interests has been released since then.
Based on the opinion of the Company’s PRC legal counsel, (i) the ownership structure of the WFOE, the VIE and the subsidiaries of the VIE are in compliance with applicable PRC laws and regulations, (ii) such Contractual Agreements constitute valid, legal and binding obligations enforceable against each party of such agreements in accordance with the terms of each agreement, and will not result in any violation of PRC laws or regulations currently in effect.
However, uncertainties in the PRC legal system could cause the relevant regulatory authorities to find the current Contractual Agreements and businesses to be in violation of any existing or future PRC laws or regulations. If the Company, the WFOE or any of their current or future VIE are found in violation of any existing or future laws or regulations, or fail to obtain or maintain any of the required permits or approvals, the relevant PRC regulatory authorities would have broad discretion in dealing with such violations, which may include, but not limited to, revocation of business and operating licenses, being required to discontinue or restrict its business operations, restriction of the Group’s right to collect revenues, being required to restructure its operations, imposition of additional conditions or requirements with which the Group may not be able to comply, or other regulatory or enforcement actions against the Group that could be harmful to its business. The imposition of any of these or other penalties may result in a material and adverse effect on the Group’s ability to conduct its business. In addition, if the imposition of any of these penalties causes the Company to lose the rights to direct the activities of the VIE or the right to receive their economic benefits, the Company would no longer be able to consolidate the VIE.
The following financial statement balances and amounts of the Group’s VIE and the VIE’s subsidiaries were included in the accompanying consolidated financial statements:

	As of December 31,
	2020	2021
	RMB	RMB	US$
ASSETS

Cash and cash equivalents	7,368	8,014	1,258
Restricted cash	6	—	—
Accounts receivable, net	37,581	10,959	1,720
Cost and estimated earnings in excess of billings	717	—	—
Inventories	837	839	132
Prepayments and other current assets	5,550	4,302	675
Amounts due from the Company’s subsidiaries	11,319	25,774	4,045
Amounts due from a related party	2,639	—	—
Property and equipment, net	2,652	2,032	319
Intangible assets, net	120	77	12
Other non-current assets	155	97	15
Total assets	68,944	52,094	8,176
LIABILITIES
Short-term bank loan	5,000	—	—
Accounts payable	6,252	3,025	475
Current portion of long-term bank loans	—	1,000	157
Contract liabilities	1,614	1,677	263
Accrued expenses and current liabilities	15,395	18,053	2,833
Amounts due to the Company and its subsidiaries	58,801	45,991	7,217
The following financial statement balances and amounts of the Group’s VIE and the VIE’s subsidiaries were included in the accompanying consolidated financial statements (
continued):

	As of December 31,
	2020	2021
	RMB	RMB	US$

Long-term bank loans	—	9,000	1,412
Unrecognized tax benefit	588	588	92

Total liabilities	87,650	79,334	12,449

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Revenues	62,288	68,372	28,399	4,456
- Third-party revenue	30,482	35,280	230	36
- Inter-company revenue	31,806	33,092	28,169	4,420
Net profit (loss)	2,211	25,755	(8,534)	(1,339)
Net cash used in operating activities	(6,822)	(5,118)	(3,482)	(546)
Net cash used in investing activities	(719)	(107)	(878)	(138)
Net cash provided by financing activities	—	—	5,000	784
Net (decrease) increase in cash, cash equivalents and restricted cash	(7,541)	(5,225)	640	100
Other than the amounts due to the Company and its subsidiaries (which are eliminated upon consolidation), all remaining liabilities of the VIE are without recourse to the primary beneficiary. The Company did not provide or intend to provide financial or other supports that are not previously contractually required to the VIE and VIE’s subsidiaries during the years presented.
The revenue-producing assets that are held by the VIE and its subsidiaries comprise mainly of permits, domain names, IP rights, operating licenses, intangible assets and fixed assets. The VIE and its subsidiaries contributed an aggregate of 25.0%, 19.6% and 0.4%

of the Group’s consolidated revenues for the years ended December 31, 2019, 2020 and 2021, respectively, after elimination of inter-company transactions. The VIE and its subsidiaries contributed RMB25,934, RMB507 and RMB36,371(US$5,707) of the Group’s consolidated net loss for the years ended December 31, 2019, 2020 and 2021, respectively, after elimination of inter-company transactions. There are no consolidated VIE’s assets that are pledged or collateralized for the VIE’s obligations which can only be used to settle the VIE’s obligations, except for the registered capital and the statutory reserves. Relevant PRC laws and regulations restrict the VIE from transferring a portion of its net assets, equivalent to the balance of its statutory reserves and its share capital, to the Company in the form of loans and advances or cash dividends (Note 21). Creditors of the VIE do not have recourse to the general credit of the Company for any of the liabilities of the VIE. There were no other pledges or collateralization of the VIE’s assets.